Accrued Expenses	12 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Accrued expenses	Note 4 –Accrued expenses Accrued expenses represent salary and welfare payables, professional fees, utilities, and payables for other operating expenses.